UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     October 24, 2006

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   45

FORM 13F INFORMATION TABLE VALUE TOTAL:   $122,176,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCAN INC COM                  COM              013716105      336     8430 SH       SOLE                      880              7550
ALCOA INC COM                  COM              013817101     2522    89950 SH       SOLE                    89950
ALLEGHENY TECHNOLOGIES COM     COM              01741R102      327     5260 SH       SOLE                      530              4730
AMGEN                          COM              031162100      456     6380 SH       SOLE                      640              5740
ARCHER DANIELS MIDLAND COM     COM              039483102      414    10940 SH       SOLE                     1090              9850
AT&T INC                       COM              00206R102     3607   110790 SH       SOLE                    95580             15210
AUTHENTIDATE HLDG CORP COM     COM              052666104       65    39900 SH       SOLE                    39900
BRISTOL MYERS SQUIBB COM       COM              110122108      255    10230 SH       SOLE                    10230
C H ROBINSON WORLDWIDE COM NEW COM              12541W209      403     9040 SH       SOLE                      900              8140
CATERPILLAR INC DEL COM        COM              149123101     3080    46810 SH       SOLE                    46810
CHEVRON CORP COM               COM              166764100     2977    45900 SH       SOLE                    45900
CHICAGO MERCANTIL HLDG CL A    COM              167760107      569     1190 SH       SOLE                      120              1070
CITIGROUP INC COM              COM              172967101     2917    58718 SH       SOLE                    58718
CONOCOPHILLIPS COM             COM              20825C104     3102    52114 SH       SOLE                    52114
CONSOL ENERGY INC COM          COM              20854P109      312     9830 SH       SOLE                      990              8840
DISNEY (WALT)                  COM              254687106      494    15990 SH       SOLE                     1590             14400
DOVER CORP COM                 COM              260003108      452     9530 SH       SOLE                      950              8580
DOW CHEM CO COM                COM              260543103     2518    64600 SH       SOLE                    64600
EL PASO CORP COM               COM              28336L109      421    30890 SH       SOLE                     3090             27800
EMERSON ELEC CO COM            COM              291011104     2856    34060 SH       SOLE                    34060
EXELON CORP COM                COM              30161N101     3275    54100 SH       SOLE                    54100
EXXON MOBIL CORP COM           COM              30231G102     4722    70370 SH       SOLE                    70370
FRIEDMAN BILLINGS RMSY CL A    COM              358434108      128    15950 SH       SOLE                    15950
Ford Motor Company             COM              345370860       92    11350 SH       SOLE                    11350
GARMIN LTD ORD                 COM              G37260109      534    10940 SH       SOLE                     1100              9840
GENERAL ELEC CO COM            COM              369604103     2410    68265 SH       SOLE                    68265
HEWLETT PACKARD CO COM         COM              428236103     2487    67790 SH       SOLE                    54390             13400
HOME DEPOT                     COM              437076102     2854    78700 SH       SOLE                    78700
HONEYWELL INTL INC COM         COM              438516106      495    12110 SH       SOLE                     1200             10910
INTEL CORP COM                 COM              458140100     2229   108360 SH       SOLE                   108360
JOHNSON & JOHNSON COM          COM              478160104     2735    42122 SH       SOLE                    42122
JPMORGAN CHASE & CO COM        COM              46625H100     3661    77970 SH       SOLE                    68870              9100
KIMBERLY CLARK CORP COM        COM              494368103     2712    41500 SH       SOLE                    41500
KOHLS CORP COM                 COM              500255104      545     8390 SH       SOLE                      840              7550
LINCOLN NATL CORP IND COM      COM              534187109     3907    62930 SH       SOLE                    62930
MCDONALDS CORP COM             COM              580135101     3067    78390 SH       SOLE                    78390
MCGRAW HILL COS INC COM        COM              580645109     3801    65500 SH       SOLE                    65500
MOLEX INC COM                  COM              608554101      368     9440 SH       SOLE                      940              8500
MORGAN STANLEY COM NEW         COM              617446448      553     7580 SH       SOLE                      760              6820
NATIONAL FUEL GAS N J COM      COM              636180101     3090    85000 SH       SOLE                    85000
NEWS CORP CL B                 COM              65248E203      600    29050 SH       SOLE                     2880             26170
NORFOLK SOUTHERN CORP COM      COM              655844108      208     4725 SH       SOLE                     4725
PAYCHEX INC COM                COM              704326107      468    12700 SH       SOLE                     1260             11440
PEPSICO INC                    COM              713448108     3139    48100 SH       SOLE                    48100
PFIZER INC COM                 COM              717081103     2732    96347 SH       SOLE                    96347
PITNEY BOWES INC COM           COM              724479100     2360    53200 SH       SOLE                    53200
PNC FINL SVCS GROUP COM        COM              693475105      543     7500 SH       SOLE                     7500
PROCTER & GAMBLE CO COM        COM              742718109     2898    46760 SH       SOLE                    46760
PUBLIC SVC ENTERPRISE COM      COM              744573106      342     5590 SH       SOLE                     5590
SCHERING PLOUGH CORP COM       COM              806605101      489    22150 SH       SOLE                     2050             20100
SCHLUMBERGER LTD COM           COM              806857108      469     7560 SH       SOLE                      760              6800
SCHWAB CHARLES CP NEW COM      COM              808513105      571    31900 SH       SOLE                     3120             28780
SEI INVESTMENTS CO COM         COM              784117103      573    10200 SH       SOLE                     1020              9180
SHAW COMMUNICATIONS CL B CONV  COM              82028K200      457    15220 SH       SOLE                     1520             13700
STATE STR CORP COM             COM              857477103      503     8060 SH       SOLE                      800              7260
STRYKER CORP COM               COM              863667101      467     9420 SH       SOLE                      940              8480
SYSCO CORP COM                 COM              871829107     2786    83290 SH       SOLE                    83290
UNITED TECHNOLOGIES CP COM     COM              913017109     3050    48150 SH       SOLE                    48150
US BANCORP DEL COM NEW         COM              902973304     2914    87732 SH       SOLE                    87732
VERIZON COMMUNICATIONS COM     COM              92343V104      332     8936 SH       SOLE                     8936
WAL-MART STORES                COM              931142103     2732    55400 SH       SOLE                    55400
WALGREEN CO COM                COM              931422109      411     9270 SH       SOLE                      920              8350
WASHINGTON MUT INC COM         COM              939322103     2975    68440 SH       SOLE                    68440
WASTE MGMT INC DEL COM         COM              94106L109      534    14560 SH       SOLE                     1420             13140
WELLS FARGO & CO NEW COM       COM              949746101     3371    93170 SH       SOLE                    93170
WEYERHAEUSER CO COM            COM              962166104     2971    48290 SH       SOLE                    48290
WYETH COM                      COM              983024100      680    13370 SH       SOLE                    13370
APEX SILVER MINES LTD ORD      ADR              G04074103      312    18725 SH       SOLE                    18725
BT GROUP PLC ADR               ADR              05577E101      396     7840 SH       SOLE                     1440              6400
GOLD RESV INC CL A             ADR              38068N108      214    52350 SH       SOLE                    52350
INFOSYS TECH LTD SPONSORED ADR ADR              456788108      527    11040 SH       SOLE                     1100              9940
NOKIA CORP SPONSORED ADR       ADR              654902204      467    23720 SH       SOLE                     2360             21360
STILWELL FINL INC PINES 7.875% PFD              860831304      211     8225 SH       SOLE                     8225